CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized (in shares)		72,400,000
Common stock, shares issued (in shares)		18,946,567
Common stock, shares outstanding (in shares)		18,946,567
Agrico Acquisition Corp.
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares authorized (in shares)	1,000,000	1,000,000
Preference shares issued (in shares)	0	0
Preference shares outstanding (in shares)	0	0
Class A Ordinary Shares | Agrico Acquisition Corp.
Ordinary shares, subject to possible redemption (in shares)	14,375,000	14,375,000
Redemption value per share (in dollars per share)	$ 10.20	$ 10.20
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	143,750	143,750
Common stock, shares outstanding (in shares)	143,750	143,750
Class B Ordinary Shares | Agrico Acquisition Corp.
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	3,593,750	3,593,750
Common stock, shares outstanding (in shares)	3,593,750	3,593,750